Property, Plant and Equipment (Tables)	12 Months Ended
Dec. 31, 2022
Property, Plant and Equipment Table [Abstract]
Schedule of Property, Plant and Equipment
	Freehold property	Leasehold improvements	Fixtures and fittings	Computer equipment	Subscription vehicles	Other motor vehicles	Plant and machinery	Total
	£’000	£’000	£’000	£’000	£’000	£’000	£’000	£’000
Cost
At December 31, 2020	14,907	13,702	3,949	598	-	2,742	659	36,557
Additions	-	12,419	5,210	2,245	82,314	8,011	810	111,009
Acquisition of subsidiaries	15,921	4,081	1,418	1,013	25,346	367	2,692	50,838
Disposals	-	-	-	(3)	(963)	-	(17)	(983)
Transfers	-	-	-	-	(1,713)	791	-	(922)
FX revaluation	-	-	-	-	(736)	-	-	(736)

At December 31, 2021	30,828	30,202	10,577	3,853	104,248	11,911	4,144	195,763
Additions	-	17,144	2,066	2,340	66,494	11,149	926	100,119
Acquisition of subsidiaries	-	168	330	2	6,781	-	61	7,342
Disposals	-	(134)	(446)	(672)	(14,044)	(11,212)	(28)	(26,536)
Disposal of subsidiaries	-	(183)	(471)	(14)	(12,212)	(11)	(74)	(12,965)
Sale and leasebacks	(14,159)	-	-	-	-	-	-	(14,159)
Assets held for sale	-	-	(116)	(225)	(48,317)	-	-	(48,658)
Transfers from inventory	-	-	-	-	22,255	-	-	22,255
Transfers to inventory	-	-	-	-	(70,427)	-	-	(70,427)
FX revaluation	-	15	17	13	2,735	20	2	2,792

At December 31, 2022	16,669	47,202	11,957	5,297	57,513	11,857	5,031	155,526

Accumulated depreciation
At December 31, 2020	-	(634)	(415)	(168)	-	(75)	(51)	(1,343)
Depreciation charge for the year	-	(4,247)	(1,495)	(830)	(5,938)	(1,630)	(542)	(14,682)
Disposals	-	-	-	-	1,244	-	-	1,244
Transfers	-	-	-	-	43	(66)	-	(23)
FX revaluation	-	-	-	-	(4)	-	-	(4)

At December 31, 2021	-	(4,881)	(1,910)	(998)	(4,655)	(1,771)	(593)	(14,808)
Depreciation charge for the year	(429)	(7,844)	(2,460)	(1,821)	(15,429)	(3,110)	(927)	(32,020)
Disposals	-	162	154	103	1,682	1,501	-	3,602
Disposal of subsidiaries	-	16	41	7	549	1	18	632
Assets held for sale	-	-	90	125	3,327	-	-	3,542
Transfers to inventory	-	-	-	-	6,707	-	-	6,707
FX revaluation	-	(1)	5	(10)	(460)	(4)	2	(468)

At December 31, 2022	(429)	(12,548)	(4,080)	(2,594)	(8,279)	(3,383)	(1,500)	(32,813)

Net book value
At December 31, 2022	16,240	34,654	7,877	2,703	49,234	8,474	3,531	122,713
At December 31, 2021	30,828	25,321	8,667	2,855	99,593	10,140	3,551	180,955